SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding by Exercise Price Range) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Options outstanding
Shares upon exercise of options outstanding at end of year	1,587,612
Weighted average remaining contractual life	6 years 11 months 19 days
Aggregate intrinsic Value	$ 4,964
Exercise price	$ 6.64	[1]	$ 2.51	[1]	$ 2.13	[1]	$ 2.08	[1]
Options exercisable
Shares upon exercise of options outstanding at end of year	1,039,011
Weighted average remaining contractual life	5 years 6 months 29 days
Aggregate intrinsic value	4,964
Exercise price	$ 2.87	[1]	$ 2.29	[1]	$ 1.74	[1]
.0001 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	77,870
Weighted average remaining contractual life	2 years 5 months 26 days
Aggregate intrinsic Value	595
Exercise price	$ 0.0001	[1]
Options exercisable
Shares upon exercise of options outstanding at end of year	77,870
Weighted average remaining contractual life	2 years 5 months 26 days
Aggregate intrinsic value	595
Exercise price	$ 0.0001	[1]
1.47 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	193,800
Weighted average remaining contractual life	3 years 7 months 13 days
Aggregate intrinsic Value	1,196
Exercise price	$ 1.47	[1]
Options exercisable
Shares upon exercise of options outstanding at end of year	193,800
Weighted average remaining contractual life	3 years 7 months 13 days
Aggregate intrinsic value	1,196
Exercise price	$ 1.47	[1]
3.12 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	637,941
Weighted average remaining contractual life	6 years 4 days
Aggregate intrinsic Value	2,883
Exercise price	$ 3.12	[1]
Options exercisable
Shares upon exercise of options outstanding at end of year	637,941
Weighted average remaining contractual life	6 years 4 days
Aggregate intrinsic value	2,883
Exercise price	$ 3.12	[1]
5.34 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	126,000
Weighted average remaining contractual life	8 years 3 months 7 days
Aggregate intrinsic Value	290
Exercise price	$ 5.34	[1]
Options exercisable
Shares upon exercise of options outstanding at end of year	126,000
Weighted average remaining contractual life	8 years 3 months 7 days
Aggregate intrinsic value	$ 290
Exercise price	$ 5.34	[1]
13.76 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	538,401
Weighted average remaining contractual life	9 years 7 months 13 days
Exercise price	$ 13.76	[1]
Options exercisable
Weighted average remaining contractual life
Exercise price	$ 13.76	[1]
14 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	13,600
Weighted average remaining contractual life	8 years 9 months 4 days
Exercise price	$ 14	[1]
Options exercisable
Shares upon exercise of options outstanding at end of year	3,400
Weighted average remaining contractual life	8 years 9 months 4 days
Exercise price	$ 14	[1]

[1]	In dollars per share.